Leases - Income statement and cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation, right-of-use assets	$ 7,918	$ 4,767
Interest expense on lease	1,715	1,587	$ 1,100
Currency translation losses on lease liabilities	(403)	750
Currency translation losses on right of use assets	69	812
Principal	9,648	10,003
Interest	$ 1,715	$ 1,587